Finance Costs (Tables)	9 Months Ended
Sep. 30, 2022
Finance costs.
Schedule of finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Interest expenses—third party loans	74,382	45,773	189,060	124,630
Unwinding of discount on decommissioning liability	2,556	1,529	5,223	3,553
Interest and finance charges paid/payable for lease liabilities	11,070	8,997	32,882	23,367
Net foreign exchange loss arising from financing—unrealized	81,964	—	43,302	—
Net foreign exchange loss arising from financing—realized	56,966	13,735	120,655	49,609
Net foreign exchange loss on derivative instruments—unrealized	—	1,317	2,111	7,517
Net foreign exchange loss on derivative instruments—realized	—	2,320	—	—
Fair value loss on embedded options	620	—	162,950	2,203
Fees on loans and financial derivatives	3,722	3,046	13,967	7,190
	231,280	76,717	570,150	218,069